Interest Expense (Tables)	12 Months Ended
Dec. 31, 2015
Interest Expense [Abstract]
Schedule Of Interest Expense

Year Ended December 31, (in millions)	2015	2014	2013
			Predecessor
Interest on long-term debt	$67.5	$—	$—
Interest on short-term borrowings(1)	1.4	—	—
Debt discount/cost amortization	3.1	—	—
Allowance for funds used during construction	(6.8)	—	—
Other	2.4	—	—
Total Interest Expense(2)	$67.6	$—	$—

(1) Refer to Note 5, "Short-Term Borrowings" for additional information.
(2) Refer to Note 4, "Transactions with Affiliates" for a discussion of interest expense-affiliated for the year ended December 31, 2014 and 2013.